Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Entity Registrant Name	Xcel Energy Inc.
Entity Central Index Key	0000072903
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Information [Line Items]
Document Type	11-K
XCEL NMC SRP
Cover [Abstract]
Document Type	11-K
EBP, Plan Name	Nuclear Management Company, LLCNMC Savings and Retirement Plan
Document Period End Date	Dec. 31, 2025
Document Information [Line Items]
EBP, Plan Name	Nuclear Management Company, LLCNMC Savings and Retirement Plan
Document Type	11-K
Entity Information [Line Items]
Document Period End Date	Dec. 31, 2025